PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.           PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	US$	US$

Prepaid expenses	1,306	1,419
Advance to employees	712	766
Receivables related to disposal of long-term investments	29,975	26,446
Interest receivable	468	502
Funds receivable	1,761	450
Properties held for sale	61,044	83,925
Others	10,790	12,425
Total	106,056	125,933
Less: allowance of credit losses	(27,117)	(279)
provision of impariment of assets	(11,215)	(27,471)
Prepayments and other current assets, net	67,724	98,183

For the years ended December 31, 2022, 2023 and 2024, credit loss expense (reversal) related to other receivables was US$(219), US$27,270 and US$(26,702), respectively, and impairment losses related to property held were US$6,240, US$2,039 and US$16,583, respectively. During the year ended December 31, 2024, the Company fully reversed an allowance for credit losses of US$26.7 million that had been recognized in prior years for a long-outstanding receivable, as the related balance was subsequently fully recovered, which primarily contributed to the net reversal of credit losses on other receivables in 2024.